Share Capital	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Share capital
9.	Share capital

	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares *	Number of shares *	Number of shares	RM	USD
Paid-up capital
Balance at June 1, 2024	35,000	10,000	45,000	482	118
New issued shares	8,740	-	8,740	93	23
Balance at June 30, 2025	43,740	10,000	53,740	575	141
New issued shares	-	240,000	240,000	2,359	578
Issuance of ordinary shares from the exercise of warrants	1,477,611	-	1,477,611	14,692	3,599
Balance at June 30, 2026	1,521,351	250,000	1,771,351	17,626	4,318

*	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.

As of 30 June 2025, the Company has authorized and issued 43,740 (10,935,000 prior to reverse share splits) Class A Ordinary Shares and 10,000 (2,500,000 prior to reverse share splits) Class B Ordinary Shares.

On March 16, 2026, the Company entered into a share subscription agreement (the “Subscription”) with Man Tak Lau, its controlling shareholder (the “Controlling Shareholder”), pursuant to which the Company agreed to issue and sell, and the Controlling Shareholder agreed to subscribe for 240,000 (60,000,000 prior to reverse share splits) Class B ordinary shares of the Company, par value USD 0.0025 (USD 0.00001 prior to reverse share splits) and the Subscription was closed on March 24, 2026.

On March 23, 2026, the Company entered into a securities purchase agreement with certain investors (the “Securities Purchase Agreement”) for the offering and sale of units in a best efforts offering for aggregate gross proceeds to the Company of approximately USD 16 million, before deducting placement agent fees and other estimated expenses payable by the Company. Pursuant to the Securities Purchase Agreement and the Registration Statement, the Company issued and sold: (i) 4,065,957 units prior to reverse share splits (the “Ordinary Units”), each consisting of one Class A ordinary shares of the Company, par value USD 0.00001 prior to reverse share splits per share (the “Class A Ordinary Shares”), one series A warrant to purchase one Class A Ordinary Shares (each a “Series A Warrant”) and one series B Warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”), and (ii) 19,022,066 pre-funded units prior to reverse share splits (the “Pre-Funded Units”), each consisting of one pre-funded warrant to purchase one Class A Ordinary Share (each a “Pre-Funded Warrant”), one Series A Warrant and one Series B Warrant at a public offering price of USD 0.693 (prior to reverse share splits) per Ordinary Unit and USD 0.69299 (prior to reverse share splits) per Pre-Funded Unit. The Offering closed on March 24, 2026.

On April 10, 2026, the Company announced through a press release that all Series B warrants (the “Cashless Warrants”) to purchase the Company’s Class A ordinary shares, par value USD 0.0025 per share, have been fully exercised. Upon full exercise of the Cashless Warrants and after giving effect to the 250-for-1 reverse share split of the Company effective on April 6, 2026, the Company has 1,521,376 Class A Ordinary Shares and 250,000 Class B ordinary shares, par value USD 0.0025 per share, issued and outstanding.

Subsequently, fractional entitlements were dropped in the allocation process for the reverse share split. As a result, 25 Class A Ordinary Shares were cancelled on April 17, 2026. For the year ended June 30, 2026, the Company has 1,521,351 Class A Ordinary Shares and 250,000 Class B Ordinary Shares, each with a par value of USD 0.0025, issued and outstanding.